Material Accounting Policies and Judgments	12 Months Ended
Mar. 31, 2024
Accounting policies, accounting estimates and errors [Abstract]
Material Accounting Policies and Judgments	Material Accounting Policies and Judgments
IFRS requires management to make judgments, estimates, and assumptions that affect the carrying values of certain assets and liabilities and the reported amounts of income and expenses during the period. Actual results may differ from these judgments, estimates, and assumptions.

Material accounting policies, which affect the consolidated financial statements as a whole, as well as key accounting estimates and areas of significant judgment are highlighted in this section. This note also describes change in accounting policies, new accounting standards adopted during the current year and upcoming accounting pronouncements, which are not yet effective but are expected to impact the Company’s consolidated financial statements in the future. Accounting policies, estimates, or judgments that have a significant effect on the amounts recognized in the financial statements include, biological assets (Note 8), inventory (Note 9), impairment of nonfinancial assets (Note 9, 10, and 14), business combinations (Note 12), share-based compensation (Note 19), deferred taxes (Note 23), segmented information (Note 27) and the fair value of financial instruments, including put options (Note 28).
(a)    Basis of Presentation and Measurement

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Unless otherwise noted, all amounts are presented in thousands of Canadian dollars, except share and per share data.

The Company has reclassified certain comparative balances to conform with the current period’s presentation.

On February 20, 2024, the Company completed a one-to-ten (1:10) reverse share split of all of its issued and outstanding common shares (“Share Consolidation”), resulting in a reduction in the issued and outstanding shares from 545,457,970 to 54,545,797. Shares reserved under the Company’s equity, warrants, and incentive plans were adjusted to reflect the Share Consolidation. All share and per share data presented in the Company’s consolidated financial statements have been retroactively adjusted to reflect the Share Consolidation unless otherwise noted.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on June 19, 2024.

The consolidated financial statements have been prepared on the historical cost basis, with the exception of financial instruments and biological assets, which are measured at fair value, as explained in the accounting policies set out below. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. In February 2023, the Company changed its reporting year end from June 30 to March 31. Accordingly, the current period is for the twelve months ended March 31, 2024, whereas the comparative period is for the nine months ended March 31, 2023. The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, except where noted.
(b)    Basis of Consolidation

The consolidated financial statements include the financial results of the Company and its subsidiaries. Subsidiaries include entities which are wholly-owned as well as entities over which Aurora has the authority or ability to exert control over the investee’s financial and/or operating decisions (i.e. control), which in turn may affect the Company’s exposure or rights to the variable returns from the investee. The consolidated financial statements include the operating results of acquired or disposed entities from the date control is obtained or the date control is lost, respectively. All intercompany balances and transactions are eliminated upon consolidation.
The Company’s principal subsidiaries during the year ended March 31, 2024 are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
TerraFarma Inc.	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	100%	Canadian Dollar
Bevo Agtech Inc. (“Bevo”)	50.1%	Canadian Dollar
CannaHealth Therapeutics Inc.	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	100%	Canadian Dollar
Indica Industries Pty Ltd. (“MedReleaf Australia”)	100%	Australian Dollar

All shareholdings are of ordinary shares or other equity. Other subsidiaries, while included in the consolidated financial statements, are not material and have not been reflected in the table above.

(c) Discontinued Operations

The Company reports financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs when the disposal of a component or a group of components of the Company represents a strategic shift that will have an impact on the Company’s operations and financial results, and where the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

The results of discontinued operations are excluded from both continuing operations and business segment information in the consolidated financial statements and the notes to the consolidated financial statements, unless otherwise noted, and are presented net of tax in the consolidated statements of loss and comprehensive loss for the current and comparative periods. Refer to Note 11(b) Discontinued Operations.
(d)    Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of loss and comprehensive loss.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive loss and accumulated in equity.

(e)    Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents includes cash deposits in financial institutions and other deposits that are highly liquid and readily convertible into cash.

(f)    Provisions

The Company recognizes a provision if there is a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

An onerous contract provision is recorded when the Company has a contract under which it is more likely than not that the unavoidable costs of meeting the contractual obligations will be greater than the economic benefits that the Company expects to receive under the contract. An onerous contract provision represents the lesser of the cost of exiting from the contract and the cost of fulfilling it.
(g)    Adoption of New Accounting Pronouncements

IAS 1 - Presentation of Financial Statements

The amendments clarify that entities should disclosure material accounting policies instead of significant accounting policies. The amendments explain how to identify material accounting policies. An accounting policy is material if it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The Company has reviewed its accounting policies and has included those which were considered to be material.
IFRS 17 – Insurance Contracts

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. The objective of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. The standard is effective for annual periods beginning on or after January 1, 2023. The Company does not currently have any contracts to be accounted for under this standard. However, the Company has a wholly owned captive insurance entity that is required to adopt this standard when reporting on a standalone basis. The impact of the captive insurance company adopting IFRS 17 was immaterial to the Company’s consolidated financial statements.

(h) New Accounting Pronouncements Not Yet Adopted

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.
Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2024. The Company will make this assessment as required at the end of each reporting date.

(i) Revisions of Previously Issued Financial Statements

During the year ended March 31, 2024, the Company identified a non-material error in accounts payable and accrued liabilities, specifically relating to the goods received not invoiced accrual, whereby the account was not relieved in prior periods on a consistent basis when invoices were received and recorded in accounts payable. The Company believes that these errors are not material to any of the Company’s previously-issued financial statements based on an analysis of quantitative and qualitative factors. However, correcting the errors in 2024 would be material to the Company’s consolidated financial statements for the year ended March 31, 2024. Accordingly, the Company has concluded that an amendment of previously-filed periodic reports is not required. Rather, the Company made revisions to the historical periods in the Company’s Annual Report for the fiscal year ended March 31, 2024, and to the historical periods that will be presented in the Company's prospective filings. The Company has revised the opening deficit and corrected the error by revising the prior period information in these consolidated financial statements.

The following is the revision to the ending deficit for the year ended June 30, 2022:

	June 30, 2022 As previously reported	Adjustments	June 30, 2022 Adjusted
Consolidated Statements of Financial Position
June 30, 2022
Deficit	(6,038,275)	3,411	(6,034,864)

The following is a summary of the impacts to the statement of financial position, the statement of comprehensive loss, and the statement of cash flows for the year ended March 31, 2023:

	March 31, 2023 As previously reported	Adjustments	March 31, 2023 Adjusted
Consolidated Statements of Financial Position
March 31, 2023
Accounts payable and accrued liabilities	75,825	(4,568)	71,257
Deficit	(6,296,833)	4,568	(6,292,265)

	Nine months ended March 31, 2023 As previously reported(1)	Adjustments	Nine months ended March 31, 2023 Adjusted
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
March 31, 2023
Cost of sales	150,835	(1,157)	149,678

Gross profit (loss) before fair value adjustments	24,133	1,157	25,290
Gross profit	775	1,157	1,932

Income before income taxes and discontinued operations	(221,532)	1,157	(220,375)
Net loss from continuing operations	(206,295)	1,157	(205,138)
Net loss from continuing operations attributable to Aurora shareholders	(198,997)	1,157	(197,840)
Comprehensive loss	(206,939)	1,157	(205,782)
Loss per share - basic and diluted(2)	$(6.17)	$0.04	$(6.13)
Continuing operations	$(5.49)	$0.04	$(5.45)
Discontinued operations	$(0.68)	$—	$(0.68)
(1) Amounts before impacts of discontinued operations (Note 11).
(2) As described under Note 2(a) in the Consolidated Financial Statements, comparative information has been adjusted due to 1:10 reverse stock split.

	Nine months ended March 31, 2023 As previously reported(1)	Adjustments	Nine months ended March 31, 2023 Adjusted
Consolidated Statements of Cash Flows
March 31, 2023
Net income (loss) from continuing operations	$(206,295)	$1,157	$(205,138)
Changes in non-cash working capital	$(25,116)	$(1,157)	$(26,273)
Net cash used in operating activities	$(115,821)	$—	$(115,821)
(1) Amounts before impacts of discontinued operations (Note 11).